INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SUMMARY OF INTANGIBLE ASSETS

The below table summarizes the identifiable intangible assets as of May 31, 2025, and August 31, 2024:

	May 31, 2025	August 31, 2024

Technology 1-Portable Air Cooler	$27,438,763	$27,438,763
Technology 2-Condensing Unit	55,709,004	55,709,004
	83,147,767	83,147,767
Less: Technology-related intangible asset impairment	(20,580,040)	(20,580,040)
Adjusted carrying amount	62,567,727	62,567,727
Less: Accumulated amortization	(13,793,626)	(11,086,369)
Intangible assets, net	$48,774,101	$51,481,358

The below table summarizes the identifiable intangible assets as of August 31, 2024, and August 31, 2023:

	August 31, 2024	August 31, 2023

Technology 1-Portable Air Cooler	$27,438,763	$27,438,763
Technology 2-Condensing Unit	55,709,004	55,709,004
	83,147,767	83,147,767
Less: Accumulated amortization	(11,086,369)	(6,928,981)
Less: Technology-related intangible asset impairment	(20,580,040)	-
Intangible assets, net	$51,481,358	$76,218,786